Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2023 USD ($) $ / shares	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2021 USD ($) $ / shares	Dec. 31, 2020 USD ($) $ / shares
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Year	CEO Summary Compensation Table Total $	CEO Compensation Actually Paid $(2)	Other NEOs Average Summary Compensation Table Total $	Other NEOs Average Compensation Actually Paid $(2)	Value of fixed $100 Initial Investment Based on:		Company Net Income ($ in millions)	Company-Selected Financial Measure (EPS)

					Company TSR $(3)	Peer Group TSR $(3)

2023(1)	6,965,757	6,406,542	2,270,592	2,277,977	90	111	228	$2.33
2022	6,294,923	7,011,717	1,550,687	1,695,306	98	122	233	$2.60
2021	5,408,355	7,834,404	1,280,247	1,605,540	102	121	244	$2.72
2020	3,510,132	1,898,352	1,165,917	798,448	80	103	155	$1.88

Company Selected Measure Name	Earnings per share
Named Executive Officers, Footnote	Other named executive officers (NEOs) other than the CEO, who was Ms. Pope for 2023 were as follows: James Ajello, Former Senior Vice President, Finance, Chief Financial Officer, Treasurer and Corporate Compliance Officer; Joseph Trpik, Senior Vice President, Chief Financial Officer; Benjamin Felton, Executive Vice President, Chief Operating Officer; Angelica Espinosa, Senior Vice President, Chief Legal and Compliance Officer; and John Kochavatr, Vice President, Customer & Digital Solutions and Chief Information Officer.
PEO Total Compensation Amount	$ 6,965,757	$ 6,294,923	$ 5,408,355	$ 3,510,132
PEO Actually Paid Compensation Amount	$ 6,406,542	7,011,717	7,834,404	1,898,352
Adjustment To PEO Compensation, Footnote	Amounts in these columns represent "Compensation Actually Paid" (CAP), as computed in accordance with Item 402(v) of Regulation S-K in the respective year. The dollar amounts do not reflect the actual amounts of compensation earned by or paid to the CEO and the other NEOs during the applicable year. To calculate the CAP for 2023, the following amounts were deducted from and added, as indicated, to the respective Summary Compensation Table (SCT) total compensation amounts:

Compensation Element	CEO CAP ($)	Average other NEOs CAP ($)
SCT total compensation	6,965,757	2,270,592
Minus SCT equity awards	(4,181,138)	(1,326,952)
Plus Year-end Fair value (FV) of equity awards granted during the year which remained outstanding and unvested	5,175,952	1,352,410
Plus FV of equity awards granted and vested during the year	—	109,986
Minus change in FV of equity awards unvested at the beginning of the year which remained outstanding and unvested at year-end	(1,540,481)	(124,554)
Plus / (Minus) change in FV of equity awards unvested at the beginning of the year that vested during the year	78,710	(3,505)
Change FV of pension service cost during the year	(92,258)	—
Compensation Actually Paid (CAP)	6,406,542	2,277,977

Non-PEO NEO Average Total Compensation Amount	$ 2,270,592	1,550,687	1,280,247	1,165,917
Non-PEO NEO Average Compensation Actually Paid Amount	$ 2,277,977	1,695,306	1,605,540	798,448
Adjustment to Non-PEO NEO Compensation Footnote	Amounts in these columns represent "Compensation Actually Paid" (CAP), as computed in accordance with Item 402(v) of Regulation S-K in the respective year. The dollar amounts do not reflect the actual amounts of compensation earned by or paid to the CEO and the other NEOs during the applicable year. To calculate the CAP for 2023, the following amounts were deducted from and added, as indicated, to the respective Summary Compensation Table (SCT) total compensation amounts:

Compensation Element	CEO CAP ($)	Average other NEOs CAP ($)
SCT total compensation	6,965,757	2,270,592
Minus SCT equity awards	(4,181,138)	(1,326,952)
Plus Year-end Fair value (FV) of equity awards granted during the year which remained outstanding and unvested	5,175,952	1,352,410
Plus FV of equity awards granted and vested during the year	—	109,986
Minus change in FV of equity awards unvested at the beginning of the year which remained outstanding and unvested at year-end	(1,540,481)	(124,554)
Plus / (Minus) change in FV of equity awards unvested at the beginning of the year that vested during the year	78,710	(3,505)
Change FV of pension service cost during the year	(92,258)	—
Compensation Actually Paid (CAP)	6,406,542	2,277,977

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group	Reflects the cumulative total shareholder return of the UTY Index. Total shareholder return is calculated based on an assumed $100 investment as of December 31 and the reinvestment of any issued dividends. This peer group is used by the Company for purposes of Item 201(e) of Regulation S-K under the Exchange Act in the Company’s Annual Report on Form 10-K for fiscal year 2023The peer group for this disclosure is the UTY Index. 2020-2022 total share holder return (TSR) previously reported had an error in calculation which has been corrected here. The above values correct the TSR for all years presented to include the effect of dividends. TSR previously reported is as follows:

Year	Company TSR ($)	Peer Group TSR ($)
2022	88	111
2021	95	114
2020	77	99

Tabular List, Table

Performance Metrics Selected	Relationship to pay
Net Income	Annual cash incentive plan
Earnings per share	Long-term incentive plan(1)
Earnings per share growth	Long-term incentive plan
Return on equity as a percentage of allowed return on equity	Long-term incentive plan
Decarbonization	Long-term incentive plan
(1) Under the pay versus performance rules, we are required to select a single-year financial performance measure as our Company -Selected Measure for the most recently completed fiscal year. Therefore, we selected Earnings per Share (EPS) because we use EPS growth, a multi-year period metric, as a financial performance measure in our long-term incentive plan, and EPS growth is derived from EPS.

Total Shareholder Return Amount	$ 90	98	102	80
Peer Group Total Shareholder Return Amount	111	122	121	103
Net Income (Loss)	$ 228,000,000	$ 233,000,000	$ 244,000,000	$ 155,000,000
Company Selected Measure Amount | $ / shares	2.33	2.60	2.72	1.88
PEO Name	Ms. Pope
Total Shareholder Return Amount, Previously Reported		$ 88	$ 95	$ 77
Peer Group Total Shareholder Return Amount, Previously Reported		$ 111	$ 114	$ 99
Measure:: 1
Pay vs Performance Disclosure
Name	Net Income
Measure:: 2
Pay vs Performance Disclosure
Name	Earnings per share
Measure:: 3
Pay vs Performance Disclosure
Name	Earnings per share growth
Measure:: 4
Pay vs Performance Disclosure
Name	Return on equity as a percentage of allowed return on equity
Measure:: 5
Pay vs Performance Disclosure
Name	Decarbonization
PEO | Equity Award Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (4,181,138)
PEO | Equity Awards Granted During The Year, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	5,175,952
PEO | Equity Awards Granted During The Year, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Equity Awards Granted In Prior Years, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,540,481)
PEO | Equity Awards Granted In Prior Years, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	78,710
PEO | Pension Adjustments, Service Cost [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(92,258)
Non-PEO NEO | Equity Award Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,326,952)
Non-PEO NEO | Equity Awards Granted During The Year, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,352,410
Non-PEO NEO | Equity Awards Granted During The Year, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	109,986
Non-PEO NEO | Equity Awards Granted In Prior Years, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(124,554)
Non-PEO NEO | Equity Awards Granted In Prior Years, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(3,505)
Non-PEO NEO | Pension Adjustments, Service Cost [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0